Average Annual Total Returns (Vanguard Russell 1000 Index Fund Institutional)	Vanguard Russell 1000 Index Fund Vanguard Russell 1000 Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Russell 1000 Index Fund Vanguard Russell 1000 Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Russell 1000 Index Fund Vanguard Russell 1000 Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Russell 1000 Index Vanguard Russell 1000 Index Fund Vanguard Russell 1000 Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.99%	32.39%	19.07%	33.11%
Since Inception	17.79%	17.40%	14.10%	17.88%